Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 02, 2017	Feb. 25, 2017
Sales Revenue by Type of Similar Products

The following table represents sales revenue by type of similar product (dollars in millions):

	40 weeks ended
	December 2, 2017		December 3, 2016
	Amount	% of Total	Amount	% of Total
Non-perishables (1)	$20,278.6	44.3%	$20,823.7	45.5%
Perishables (2)	18,783.6	40.9%	18,400.4	40.1%
Pharmacy	3,858.2	8.4%	3,959.0	8.6%
Fuel	2,399.3	5.2%	2,076.9	4.5%
Other (3)	571.2	1.2%	601.6	1.3%

Net sales and other revenue	$45,890.9	100.0%	$45,861.6	100.0%

(1)	Consists primarily of general merchandise, grocery and frozen foods.
(2)	Consists primarily of produce, dairy, meat, deli, floral and seafood.
(3)	Consists primarily of lottery and various other commissions and other miscellaneous income.

The following table represents sales revenue by type of similar product (in millions):

	Fiscal 2016		Fiscal 2015		Fiscal 2014
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Non-perishables(1)	$26,699.2	44.7%	$26,283.9	44.8%	$12,906.1	47.5%
Perishables(2)	24,398.5	40.9%	23,661.4	40.3%	11,043.8	40.6%
Pharmacy	5,119.2	8.6%	5,073.0	8.6%	2,602.9	9.6%
Fuel	2,693.4	4.5%	2,954.8	5.0%	387.4	1.4%
Other(3)	767.9	1.3%	760.9	1.3%	258.4	0.9%

Total	$59,678.2	100.0%	$58,734.0	100.0%	$27,198.6	100.0%

(1)	Consists primarily of general merchandise, grocery, and frozen foods.
(2)	Consists primarily of produce, dairy, meat, deli, floral, and seafood.
(3)	Consists primarily of lottery and various other commissions, and other miscellaneous income.

Summary of changes in self insurance liability

Changes in self-insurance liabilities consisted of the following (in millions):

	Fiscal 2016	Fiscal 2015
Beginning balance	$1,320.8	$1,445.3
Expense	281.7	293.7
Claim payments	(279.6)	(268.0)
Other reductions(1)	(58.0)	(150.2)

Ending balance	1,264.9	1,320.8
Less current portion	(293.3)	(308.7)

Long-term portion	$971.6	$1,012.1

(1)	Primarily reflects the systematic adjustments to the fair value of assumed self-insurance liabilities from acquisitions and actuarial adjustments for claims experience.